UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2011

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2011 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.64%
BA Credit Card Trust
2010-1, 0.553%, 09/15/2015	$140,000	$140,377
Chase Issuance Trust
FLT, 1.792%, 09/15/2015	140,000	144,360
CNH Equipment Trust
2011-A, 2.040%, 10/17/2016	155,000	156,253
Continental Airlines 2007-1 Class A Pass Through Trust
2007-1, 5.983%, 10/19/2023	146,788	151,015
Delta Air Lines 2007-1 Class A Pass Through Trust
2007-1, 6.821%, 08/10/2022 (a)	156,979	163,259
Delta Air Lines 2009-1 Class A Pass Through Trust
7.750%, 12/17/2019	122,026	133,008
Discover Card Master Trust
A, 1.553%, 12/15/2014	140,000	141,657
MBNA Credit Card Master Note Trust
2005-10A, 0.313%, 11/16/2015	70,000	69,893
SLM Student Loan Trust
2008-6, 0.898%, 10/25/2014	13,542	13,549
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	368,958	373,570
Wachovia Auto Owner Trust
2008-A, 1.403%, 03/20/2014	130,000	130,855
WF-RBS Commercial Mortgage Trust
2011-C2, 3.865%, 02/15/2044 (a)	135,000	140,167
4.375%, 03/15/2044	105,000	106,325
TOTAL ASSET BACKED SECURITIES (Cost $1,779,412)		1,864,288

CORPORATE BONDS - 24.76%
Air Transportation - 0.27%
Continental Airlines 2010-1 Class A Pass Through Trust
4.750%, 01/12/2021	60,000	58,500
Continental Airlines, Inc.
6.750%, 09/15/2015 (a)	55,000	56,100
Delta Air Lines, Inc.
9.500%, 09/15/2014 (a)	73,000	79,022
		193,622
Ambulatory Health Care Services - 0.20%
DaVita, Inc.
6.375%, 11/01/2018	85,000	87,231
Quest Diagnostics, Inc.
4.700%, 04/01/2021	55,000	56,767
		143,998
Beverage and Tobacco Product Manufacturing - 0.68%
Altria Group, Inc.
4.750%, 05/05/2021	140,000	141,709
9.950%, 11/10/2038	35,000	51,608
PepsiCo, Inc.
4.875%, 11/01/2040	60,000	58,765
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	96,810
7.250%, 06/15/2037	25,000	28,036
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019 (a)	100,000	104,500
		481,428
Broadcasting (except Internet) - 1.46%
CCO Holdings LLC
7.000%, 01/15/2019	35,000	35,919
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/2017 (a)	75,000	80,063
DIRECTV Holcings LLC
5.000%, 03/01/2021	100,000	104,183
DIRECTV Holdings LLC
6.375%, 03/01/2041	125,000	134,166
NBCUniversal Media, Inc.
6.400%, 04/30/2040 (a)	65,000	70,868
Time Warner Cable, Inc.
6.750%, 07/01/2018	295,000	343,479
5.875%, 11/15/2040	95,000	94,129
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	79,875
Viacom, Inc.
4.500%, 03/01/2021	90,000	91,236
		1,033,918
Building Material and Garden Equipment and Supplies Dealers - 0.23%
Home Depot, Inc.
5.950%, 04/01/2041	155,000	163,157
Chemical Manufacturing - 0.58%
Abbott Laboratories
4.125%, 05/27/2020	75,000	77,272
Agrium, Inc.
6.125%, 01/15/2041	45,000	48,869
EI du Pont de Nemours & Co.
4.900%, 01/15/2041	25,000	24,557
Gilead Sciences, Inc.
4.500%, 04/01/2021	80,000	81,685
The Dow Chemical Co.
4.250%, 11/15/2020	90,000	89,376
Watson Pharmaceuticals, Inc.
6.125%, 08/15/2019	75,000	85,509
		407,268
Clothing and Clothing Accessories Stores - 0.13%
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	46,017
4.750%, 05/01/2020	40,000	42,491
		88,508
Computer and Electronic Product Manufacturing - 1.03%
Avaya, Inc.
7.000%, 04/01/2019 (a)	80,000	78,600
Comision Federal de Electricidad
4.875%, 05/26/2021 (a)	200,000	199,750
CommScope, Inc.
8.250%, 01/15/2019 (a)	30,000	31,575
Hewlett Packard Co.
4.300%, 06/01/2021	65,000	65,658
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	80,300
Texas Instruments, Inc.
2.375%, 05/16/2016	75,000	75,209
Xerox Corp.
4.500%, 05/15/2021	195,000	195,229
		726,321
Credit Intermediation and Related Activities - 5.46%
American Express Credit Corp.
5.125%, 08/25/2014	215,000	236,139
Bank of America Corp.
3.625%, 03/17/2016	135,000	136,433
5.625%, 07/01/2020	120,000	126,244
5.000%, 05/13/2021	155,000	155,016
Bank Of Montreal
2.850%, 06/09/2016 (a)	550,000	569,833
Canadian Imperial Bank of Commerce
2.600%, 07/02/2015 (a)	210,000	216,890
2.750%, 01/24/2016 (a)	150,000	154,343
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	70,404
Citigroup, Inc.
5.500%, 04/11/2013	90,000	96,306
4.587%, 12/15/2015	130,000	138,396
6.125%, 11/21/2017	160,000	180,414
6.875%, 03/05/2038	50,000	58,124
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	203,922
ERAC USA Finance Company
4.500%, 08/16/2021 (a)	95,000	95,424
Ford Motor Credit Co., LLC
6.625%, 08/15/2017	100,000	109,128
General Electric Capital Corp.
5.900%, 05/13/2014	130,000	145,440
Lloyds TSB Bank PLC
6.375%, 01/21/2021	90,000	95,441
Royal Bank of Canada
3.125%, 04/14/2015 (a)	150,000	156,738
Toronto-Dominion Bank
2.200%, 07/29/2015 (a)	125,000	127,178
US Bank NA
4.950%, 10/30/2014	250,000	275,364
Wachovia Bank NA
0.666%, 11/03/2014	300,000	295,142
WEA Finance LLC
7.500%, 06/02/2014 (a)	185,000	214,224
		3,856,543
Electronics and Appliance Stores - 0.19%
Best Buy, Inc.
5.500%, 03/15/2021	135,000	136,668
Food and Beverage Stores - 0.08%
Delhaize Group SA
5.700%, 10/01/2040	60,000	58,452
Food Manufacturing - 0.60%
Kraft Foods, Inc.
5.375%, 02/10/2020	25,000	27,414
6.875%, 02/01/2038	30,000	35,237
6.500%, 02/09/2040	185,000	209,047
Sigma Alimentos SA de CV
5.625%, 04/12/2018 (a)	150,000	153,563
		425,261
Food Services and Drinking Places - 0.04%
Yum! Brands, Inc.
6.875%, 11/15/2037	25,000	29,235
Funds, Trusts, and Other Financial Vehicles - 1.35%
Bank of America NA
6.100%, 06/15/2017	330,000	363,470
Camden Property Trust
4.63%, 06/15/2021	70,000	69,566
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	118,374
5.250%, 03/15/2021	55,000	56,035
Health Care REIT, Inc.
5.250%, 01/15/2022	95,000	96,038
PPL WEM Holdings PLC
3.900%, 05/01/2016 (a)	105,000	108,492
Senior Housing Properties Trust
4.300%, 01/15/2016	75,000	76,022
Willis Group Holdings PLC
5.750%, 03/15/2021	65,000	67,582
		955,579
Furniture and Related Product Manufacturing - 0.13%
Johnson Controls, Inc.
4.250%, 03/01/2021	90,000	91,976
General Merchandise Stores - 0.40%
Macy's Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	71,337
Wal-Mart Stores, Inc.
3.625%, 07/08/2020	210,000	209,713
		281,050
Health and Personal Care Stores - 0.43%
CVS Caremark Corp.
5.750%, 05/15/2041	150,000	149,250
Express Scripts, Inc.
3.125%, 05/15/2016	150,000	151,784
		301,034
Insurance Carriers and Related Activities - 1.17%
Berkshire Hathaway, Inc.
0.716%, 02/11/2013	310,000	311,825
CNA Financial Corp.
7.350%, 11/15/2019	70,000	82,243
Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	250,000	268,859
5.500%, 03/30/2020	45,000	47,679
Nationwide Financial Services, Inc.
5.375%, 03/25/2021	110,000	114,343
		824,949
Machinery Manufacturing - 0.21%
Bombardier, Inc.
7.750%, 03/15/2020 (a)	60,000	68,100
Case New Holland, Inc.
7.750%, 09/01/2013	75,000	81,937
		150,037
Management of Companies and Enterprises - 1.83%
Bank of America Corp.
4.500%, 04/01/2015	145,000	153,606
JPmorgan Chase & Co.
4.625%, 05/10/2021	140,000	140,778
JPMorgan Chase & Co.
4.250%, 10/15/2020	70,000	68,993
Morgan Stanley
3.450%, 11/02/2015	155,000	155,470
3.800%, 04/29/2016	280,000	281,676
5.625%, 09/23/2019	410,000	434,787
The Goldman Sachs Group, Inc.
6.250%, 02/01/2041	60,000	60,848
		1,296,158
Merchant Wholesalers, Durable Goods - 0.15%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	102,917
Merchant Wholesalers, Nondurable Goods - 0.39%
Alliance One International, Inc.
10.000%, 07/15/2016	70,000	70,875
Lorillard Tobacco Co.
8.125%, 06/23/2019	135,000	161,943
McKesson Corp.
7.500%, 02/15/2019	35,000	43,475
		276,293
Mining (except Oil and Gas) - 0.41%
Barrick Gold Corp.
1.750%, 05/30/2014	100,000	100,250
Newmont Mining Corp.
6.250%, 10/01/2039	40,000	43,758
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	85,000	81,853
Southern Copper Corp.
6.750%, 04/16/2040	60,000	61,225
		287,086
Miscellaneous Store Retailers - 0.09%
JC Penney Corp, Inc.
5.750%, 02/15/2018	60,000	61,800
Motion Picture and Sound Recording Industries - 0.45%
NBCUniversal Media, Inc.
5.150%, 04/30/2020 (a)	75,000	79,931
4.375%, 04/01/2021 (a)	105,000	104,579
Time Warner, Inc.
6.100%, 07/15/2040	80,000	82,649
6.250%, 03/29/2041	50,000	52,430
		319,589
Oil and Gas Extraction - 0.96%
Chesapeake Energy Corp.
6.625%, 08/15/2020	75,000	79,219
Enterprise Products Operating LLC
6.125%, 10/15/2039	25,000	26,248
5.950%, 02/01/2041	55,000	56,511
Husky Energy, Inc.
5.900%, 06/15/2014	55,000	61,627
Nexen, Inc.
6.400%, 05/15/2037	105,000	108,920
Petrobras International Finance Co. - Pifco
5.375%, 01/27/2021	105,000	108,260
Petrohawk Energy Corp.
7.250%, 08/15/2018	65,000	68,494
Petroleos Mexicanos
6.500%, 06/02/2041	90,000	90,972
Plains All American Pipeline LP
8.750%, 05/01/2019	20,000	25,798
Targa Resource Partners LP/Targa Resources Partners Finance Corp.
6.875%, 02/01/2021 (a)	55,000	54,931
		680,980
Paper Manufacturing - 0.10%
International Paper Co.
7.500%, 08/15/2021	60,000	72,588
Petroleum and Coal Products Manufacturing - 0.34%
Hess Corp.
6.000%, 01/15/2040	50,000	52,795
Valero Energy Corp.
6.125%, 02/01/2020	165,000	184,731
		237,526
Pipeline Transportation - 0.27%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	92,259
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	25,000	27,029
6.375%, 03/01/2041	70,000	74,680
		193,968
Primary Metal Manufacturing - 0.07%
ArcelorMittal
6.750%, 03/01/2041	25,000	25,283
Severstal Columbus LLC
10.250%, 02/15/2018	20,000	22,300
		47,583
Professional, Scientific, and Technical Services - 0.12%
DuPont Fabros Technology LP
8.500%, 12/15/2017	75,000	82,969
Publishing Industries (except Internet) - 0.14%
United Business Media Ltd.
5.750%, 11/03/2020 (a)	100,000	100,319
Rail Transportation - 0.39%
CSX Corp.
3.700%, 10/30/2020	105,000	102,266
6.150%, 05/01/2037	45,000	49,442
Kansas City Southern de Mexico SA de CV
6.625%, 12/15/2020 (a)	75,000	78,750
Norfolk Southern Corp.
5.900%, 06/15/2019	40,000	46,415
		276,873
Real Estate - 0.12%
Sabra Health Care LP
8.125%, 11/01/2018	80,000	82,200
Rental and Leasing Services - 0.31%
Avis Budget Car Rental LLC
8.250%, 01/15/2019	80,000	83,300
Hertz Corp.
6.750%, 04/15/2019 (a)	55,000	55,825
Rent-A-Center, Inc.
6.625%, 11/15/2020 (a)	80,000	80,200
		219,325
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.78%
Prudential Financial, Inc.
3.875%, 01/14/2015	135,000	142,415
4.750%, 09/17/2015	65,000	70,599
The Goldman Sachs Group, Inc.
3.625%, 02/07/2016	80,000	80,311
6.750%, 10/01/2037	255,000	257,009
		550,334
Specialty Trade Contractors - 0.52%
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014 (a)	365,000	366,741
Support Activities for Mining - 0.06%
SESI LLC
6.375%, 05/01/2019 (a)	45,000	45,000
Telecommunications - 1.83%
America Movil SAB de CV
5.750%, 01/15/2015	75,000	84,277
AT&T, Inc.
4.450%, 05/15/2021	125,000	127,569
6.550%, 02/15/2039	95,000	105,161
GXS Worldwide, Inc.
9.750%, 06/15/2015	80,000	81,800
MetroPCS Wireless, Inc.
6.625%, 11/15/2020	80,000	80,000
Qwest Corp.
7.500%, 10/01/2014	55,000	62,700
7.625%, 06/15/2015	90,000	103,781
Telefonica Emisiones SAU
3.992%, 02/16/2016	125,000	128,115
5.134%, 04/27/2020	60,000	61,413
5.462%, 02/16/2021	130,000	135,323
Verizon Communications, Inc.
4.600%, 04/01/2021	220,000	228,362
Windstream Corp.
7.875%, 11/01/2017	85,000	93,394
		1,291,895
Transportation Equipment Manufacturing - 0.19%
Dana Holding Corp.
6.750%, 02/15/2021	55,000	55,275
Tenneco, Inc.
6.875%, 12/15/2020	80,000	82,400
		137,675
Utilities - 0.53%
Atmos Energy Corp.
8.500%, 03/15/2019	60,000	76,628
Consolidated Edison Co. of New York, Inc.
4.450%, 06/15/2020	25,000	26,478
Duke Energy Carolinas LLC
4.300%, 06/15/2020	15,000	15,715
EQT Corp.
8.125%, 06/01/2019	25,000	30,887
Exelon Generation Co. LLC
6.250%, 10/01/2039	95,000	98,990
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	42,234
NRG Energy, Inc.
7.625%, 01/15/2018 (a)	80,000	80,900
		371,832
Waste Management and Remediation Services - 0.07%
Waste Management, Inc.
4.750%, 06/30/2020	45,000	47,179
TOTAL CORPORATE BONDS (Cost $16,575,840)		17,497,834

FOREIGN CORPORATE BONDS - 2.75%
Air Canada
9.250%, 08/01/2015 (a)	80,000	83,500
AngloGold Ashanti Holdings PLC
5.375%, 04/15/2020	60,000	61,830
ArcelorMittal
6.125%, 06/01/2018	535,000	578,510
Cenovus Energy, Inc.
6.750%, 11/15/2039	20,000	23,701
Deutsche Telekom International Finance BV
8.750%, 06/15/2030	35,000	48,004
Global Crossing UK Finance PLC
10.750%, 12/15/2014	20,000	21,050
Grupo Bimbo SAB de CV
4.875%, 06/30/2020 (a)	210,000	214,540
Petrobras International Finance Co. - Pifco
5.750%, 01/20/2020	55,000	58,609
Royal Bank of Canada
2.625%, 12/15/2015	45,000	45,893
Swedbank Hypotek AB
0.759%, 03/28/2014 (a)	200,000	201,292
Teck Resources Ltd.
10.750%, 05/15/2019	60,000	76,530
Telecom Italia Capital SA
6.175%, 06/18/2014	100,000	109,468
4.950%, 09/30/2014	110,000	116,556
TransCanada PipeLines Ltd.
6.100%, 06/01/2040	35,000	38,673
Vale Overseas Ltd.
5.625%, 09/15/2019	35,000	37,629
Westpac Banking Corp.
1.900%, 12/14/2012 (a)	105,000	107,173
WPP Finance UK
8.000%, 09/15/2014	100,000	117,921
TOTAL FOREIGN CORPORATE BONDS (Cost $1,822,045)		1,940,879

FOREIGN GOVERNMENT NOTES/BONDS - 0.29%
Republic of Finland
2.250%, 03/17/2016 (a)	200,000	204,637
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $199,764)		204,637

MORTGAGE BACKED SECURITIES - 16.70%
Americold LLC Trust
2010-ART, 3.847%, 01/14/2021 (a)	97,402	100,418
2010-ART, 4.954%, 01/14/2021 (a)	165,000	173,337
Bank of America Merrill Lynch Commercial Mortgage, Inc.
2007-1, 5.451%, 01/15/2049	200,000	216,624
Bear Stearns Commercial Mortgage Securities
A-4, 5.200%, 01/12/2041	101,000	109,007
Bear Stearns Commerical Mortgage Securities
A-2, 6.460%, 10/15/2036	189,516	193,656
A-4, 5.331%, 02/11/2044	155,000	166,577
CFCRE Commercial Mortgage Trust
2011-C1, 3.759%, 04/15/2016 (a)	90,000	92,497
Commercial Mortgage Pass Through Certificates
2006-C8, 5.306%, 12/10/2046	225,000	242,610
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	214,593
2002-CK2, 6.133%, 04/15/2037	155,125	158,801
CW Capital Cobalt Ltd.
2007-C3, 6.015%, 05/15/2046	200,000	219,737
DBUBS Mortgage Trust
2011-LC1, 3.742%, 11/13/2046 (a)	402,759	417,008
Extended Stay America Trust
A, 2.951%, 11/05/2015 (a)	673,576	678,279
Fannie Mae
5.500%, 06/01/2037	1,825,000	1,978,700
Pool #000TBA, 5.000%, 06/12/2038	923,000	982,563
Pool #000TBA, 6.000%, 06/12/2038	60,000	66,000
Fannie Mae Pool
2.050%, 03/01/2034	128,419	134,478
6.000%, 05/01/2036	451,340	498,118
4.500%, 11/01/2040	59,396	61,799
4.500%, 12/01/2040	79,470	82,685
4.500%, 05/01/2041	69,894	72,940
Fannie Mae REMICS
2011-46, 3.000%, 04/01/2026	125,000	114,736
Four Times Square Trust
540.10%, 5.401%, 12/13/2028 (a)	511,500	552,071
GS Mortgage Securities Corp. II
2011-GC3, 3.458%, 03/11/2044 (a)	90,000	92,698
2011-GC3, 4.753%, 03/11/2044 (a)	225,000	235,783
Impac CMB Trust
2004-10, 0.583%, 03/25/2035	38,842	33,696
2005-4, 0.642%, 05/25/2035	96,826	80,781
JP Morgan Chase Commercial Mortgage Securities Corp.
A-3, 4.070%, 09/15/2020 (a)	231,500	231,281
4.106%, 07/15/2046	105,000	106,833
Series 2007-CIBC18, 5.440%, 06/12/2047	225,000	245,062
Series 2007-LDP12, 5.882%, 02/15/2051	235,000	258,626
LB-UBS Commercial Mortgage Trust
A-5, 6.133%, 12/15/2030	192,648	194,066
Series 2002-C7, 4.960%, 12/15/2031	100,000	104,747
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	125,000	133,334
Merrill Lynch/Countrywide Commerical Mortgage Trust
Series 2007-8, 6.163%, 08/12/2049	100,000	110,355
Morgan Stanley Capital I
A-4, 5.150%, 06/13/2041	350,000	371,337
NCUA Guaranteed Notes
2010-R2, 0.623%, 11/06/2017	337,042	337,146
2011-R5, 0.636%, 04/06/2020	107,351	107,296
2011-R6, 0.593%, 05/07/2020	365,000	365,000
2010-R1, 0.690%, 10/07/2020	45,216	45,273
2010-R1, 1.840%, 10/07/2020	84,035	84,678
2010-R2, 0.723%, 11/05/2020	232,137	232,065
2010-A1, 0.615%, 12/07/2020	61,077	61,249
Nelnet Student Loan Trust
2010-4, 0.800%, 04/25/2046 (a)	109,702	109,824
OBP Depositor LLC Trust
2010-OBP, 4.646%, 07/15/2020 (a)	100,000	105,828
Vornado DP LLC
2010-VN0, 4.004%, 09/14/2028 (a)	230,000	229,506
Wachovia Bank Commercial Mortgage Trust
2007-C31, 5.509%, 04/15/2047	200,000	212,693
Series 2007-C32, 5.933%, 06/15/2049	175,000	189,490
TOTAL MORTGAGE BACKED SECURITIES (Cost $11,452,613)		11,805,881

MUNICIPAL BONDS - 0.16%
South Carolina Student Loan Corp.
0.734%, 01/25/2021	112,496	112,496
TOTAL MUNICIPAL BONDS (Cost $112,272)		112,496

U.S. GOVERNMENT AGENCY ISSUES - 22.88%
Fannie Mae
4.500%, 06/01/2034	678,000	704,484
Fannie Mae Pool
Pool #897512, 5.000%, 12/01/2021	464,478	500,499
4.000%, 03/01/2025	943,068	985,005
5.500%, 10/01/2035	154,665	168,350
Pool #990906, 5.500%, 10/01/2035	933,473	1,016,656
Pool #831922, 5.500%, 11/01/2036	72,632	78,991
6.000%, 03/01/2037	463,794	510,993
6.000%, 03/01/2037	289,928	319,433
Pool #952572, 5.500%, 09/01/2037	33,708	36,617
Pool #981566, 5.000%, 05/01/2038	17,062	18,190
6.000%, 05/01/2038	125,676	138,466
Pool #889579, 6.000%, 05/01/2038	431,378	475,278
Pool #934305, 5.000%, 06/01/2038	612,038	652,483
Pool #975737, 5.000%, 09/01/2038	29,599	31,555
4.500%, 11/01/2040	217,786	226,598
Fannie Mae REMICS
2008-2, 5.000%, 07/25/2037	66,854	72,949
Federal Home Loan Banks
5.500%, 07/15/2036	5,000	5,691
Federal Home Loan Mortgage Corp.
1.125%, 12/16/2013	140,000	140,042
Freddie Mac
4.500%, 06/15/2040	110,000	114,159
4.500%, 07/15/2040	135,000	139,577
4.000%, 06/15/2041	2,660,000	2,676,625
5.500%, 06/15/2041	400,000	433,250
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	17,119	18,356
5.500%, 05/01/2035	262,869	285,906
5.500%, 10/01/2037	18,595	20,181
Pool #G03812, 5.500%, 02/01/2038	27,109	29,422
Pool #A7-2203, 5.500%, 02/01/2038	90,221	97,818
Pool #G0-4449, 5.500%, 07/01/2038	145,368	157,607
Pool #G0-4471, 5.500%, 07/01/2038	67,485	73,167
Pool #A8-2657, 5.500%, 10/01/2038	127,312	138,708
Pool #A8-2134, 6.000%, 10/01/2038	55,050	60,597
Pool #G0-5164, 5.500%, 11/01/2038	223,009	242,204
4.500%, 05/01/2041	80,000	83,133
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	329,234	354,289
Pool #1J-1346, 5.548%, 11/01/2036	85,286	90,076
Pool #1G-1509, 5.314%, 02/01/2037	115,972	122,270
Ginnie Mae
4.000%, 06/15/2041	2,560,000	2,624,399
4.500%, 06/15/2041	545,000	576,338
Ginne Mae I Pool
4.000%, 12/15/2040	139,060	142,978
Ginnie Mae II Pool
5.000%, 05/20/2030	92,038	100,881
6.000%, 10/20/2032	18,651	20,737
5.500%, 02/20/2034	138,012	152,587
6.000%, 06/20/2035	50,736	56,419
Government National Mortgage Association
2010-112, 4.500%, 06/16/2027	105,000	111,250
2010-112, 4.500%, 06/20/2027	200,000	210,858
2010-41, 4.500%, 06/20/2033	209,897	19,510
2009-45, 5.000%, 12/20/2033	167,000	178,140
2010-113, 4.000%, 09/20/2038	131,000	132,541
2010-149, 4.500%, 06/20/2039	205,000	213,590
2010-167, 4.000%, 08/20/2039	200,000	201,823
2010-98, 4.500%, 08/20/2040	200,000	208,789
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,753,483)		16,170,465

US GOVERNMENT NOTE/BOND - 6.81%
U.S. Treasury Inflation Indexed Bonds - 3.17%
2.375%, 01/15/2017	1,618,003	1,846,547
2.125%, 02/15/2041	367,358	395,657
		2,242,204
U.S. Treasury Note/Bonds - 3.64%
2.000%, 04/30/2016	105,000	106,747
3.125%, 05/15/2021	595,000	598,907
2.375%, 10/31/2014	145,000	151,865
3.250%, 07/31/2016	815,000	876,507
3.125%, 01/31/2017	195,000	207,629
3.625%, 08/15/2019	185,000	198,340
6.875%, 08/15/2025	155,000	211,914
4.500%, 02/15/2036	75,000	79,430
4.750%, 02/15/2041	130,000	141,944
		2,573,283
TOTAL US GOVERNMENT NOTE/BOND (Cost $4,491,879)		4,815,487

	Shares	Value
EXCHANGE TRADED FUNDS - 19.84%
iShares Barclays Intermediate Credit Bond Fund	26,080	2,796,610
iShares Barclays MBS Bond Fund	47,232	5,056,658
iShares iBoxx Investment Grade Corporate Bond Fund	25,188	2,806,951
iShares JPMorgan USD Emerging Markets Bond Fund	2,584	281,914
SPDR Barclays Capital High Yield Bond ETF	75,369	3,081,085
TOTAL EXCHANGE TRADED FUNDS (Cost $13,765,330)		14,023,218

	Principal
	Amount	Value
CERTIFICATES OF DEPOSIT - 0.45%
Credit Intermediation and Related Activities - 0.45%
Bank of Nova Scotia	$315,000	315,455
TOTAL CERTIFICATES OF DEPOSIT (Cost $315,027)		315,455

SHORT-TERM INVESTMENTS - 16.90%
U.S. Treasury Bills - 10.33%
0.00% Coupon, 0.066% Effective Yield, 10/20/2011	1,999,491	1,999,476
0.00% Coupon, 0.187% Effective Yield, 11/17/2011	2,997,395	2,998,734
0.00% Coupon, 0.015% Effective Yield, 08/04/2011	999,974	999,952
0.00% Coupon, 0.147% Effective Yield, 08/18/2011	799,749	799,936
0.00% Coupon, 0.039% Effective Yield, 07/28/2011	499,975	499,975
		7,298,073
Money Market Funds - 6.57%
AIM STIT-Treasury Portfolio	1,396,000	1,396,000
Fidelity Institutional Government Portfolio	1,986,489	1,986,489
First American Government Obligations Fund	1,264,095	1,264,095
		4,646,584
TOTAL SHORT-TERM INVESTMENTS (Cost $11,943,167)		11,944,657

Total Investments (Cost $78,210,832) - 114.18%		80,695,297
Liabilities in Excess of Other Assets - (14.18)%		(10,021,997)
TOTAL NET ASSETS - 100.00%		$70,673,300

Percentages are stated as a percent of net assets.

(a) Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2011 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation
Description	Sold	Month	(Depreciation)
U.S. 10 Year Note	38	Sept. 2011	(27,378)
U.S. Long Bond	4	Sept. 2011	(4,194)
U.S. Ultra Bond	3	Sept. 2011	(5,255)
Total Futures Contracts Sold			(36,827)

Australia 10 Year Bond	5	Jun. 2011	9,086
Canada 10 Year Bond	6	Sept. 2011	1,156
U.S. 2 Year Note	20	Sept. 2011	7,465
U.S. 5 Year Note	9	Sept. 2011	3,172
Total Futures Contracts Purchased			20,879

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$78,210,832
Gross unrealized appreciation - Futures	20,879
Gross unrealized appreciation	2,641,388
Gross unrealized depreciation - Futures	(36,827)
Gross unrealized depreciation	(156,923)
Net unrealized appreciation	$2,468,517

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity:
Exchange Traded Funds	$14,023,218	$-	$-	$14,023,218
Total Equity	$14,023,218	$-	$-	$14,023,218
Fixed Income:
Asset Backed Securities	$-	$1,864,288	$-	$1,864,288
Corporate Bonds	-	17,497,834	-	17,497,834
Foreign Bonds	-	1,940,879	-	1,940,879
Mortgage Backed Securities	-	11,805,881	-	11,805,881
U.S. Government Agency Issues	-	16,170,465	-	16,170,465
U.S. Government Note/Bonds	-	4,815,487	-	4,815,487
Municipal Bonds	-	112,496	-	112,496
Certificates of Deposit	-	315,455	-	315,455
Foreign Government Notes/Bonds	-	204,637	-	204,637
Total Fixed Income	-	54,727,422	-	54,727,422

Short-Term Investments	4,646,584	7,298,073	-	11,944,657

Total Investments in Securities	$4,646,584	$62,025,495	$-	$80,695,297

Other Financial Instruments*	$(15,948)	$-	$-	$(15,948)

* Other financial instruments are derivative instruments not reflected in the the Portfolio of Investments, such as futures contracts, which are valued at the net appreciation/depreciation on open contracts.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Future Contracts Written	$(5,545,719)
Future Contracts Purchased	6,731,633
Total	$1,185,914

The Effect of Derivative Instruments on income for the period September 1, 2010 through May 31, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2010
as hedging instruments	through
May 31, 2011
Future Contracts	$9,363
Total	$9,363

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period Sept. 1, 2010
as hedging instruments	through
May 31, 2011
Future Contracts	$(19,981)
Total	$(19,981)

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2011 (Unaudited)

		Shares	Value
COMMON STOCKS - 75.65%
Administrative and Support Services - 0.64%
Experian PLC - ADR		22,100	$287,301
Kforce, Inc. (a)		5,905	79,658
Liquidity Services, Inc. (a)		4,165	87,298
			454,257
Air Transportation - 0.29%
Bristow Group, Inc.		2,020	92,819
Southwest Airlines Co.		9,700	114,751
			207,570
Ambulatory Health Care Services - 0.13%
Air Methods Corp. (a)		1,520	92,796
Amusement, Gambling, and Recreation Industries - 0.35%
Bally Technologies, Inc. (a)		1,125	44,336
Wynn Resorts Ltd.		1,400	205,128
			249,464
Apparel Manufacturing - 0.43%
G-III Apparel Group Ltd. (a)		3,355	143,997
Jones Group, Inc.		2,360	29,004
Perry Ellis International, Inc. (a)		4,195	130,905
			303,906
Beverage and Tobacco Product Manufacturing - 2.16%
Anheuser Busch InBev NV - ADR		2,600	157,248
Coca Cola Enterprises, Inc.		10,341	298,750
Coca-Cola Co.		1,375	91,864
Diageo PLC - ADR		1,700	144,653
Dr. Pepper Snapple Group, Inc.		2,875	118,450
LVMH Moet Hennessy Louis Vuitton SA - ADR		5,600	195,440
PepsiCo, Inc.		3,292	234,127
Philip Morris International, Inc.		4,203	301,565
			1,542,097
Broadcasting (except Internet) - 1.22%
CBS Corp.		5,546	155,011
Comcast Corp.		11,095	280,038
DIRECTV (a)		2,435	122,383
Jupiter Telecommunications Co. Ltd. - ADR (a)		4,300	310,245
			867,677
Building Material and Garden Equipment and Supplies Dealers - 0.31%
Lowe's Cos., Inc.		5,500	132,770
Titan Machinery, Inc. (a)		3,195	85,594
			218,364
Chemical Manufacturing - 7.48%
A Schulman, Inc.		1,570	40,019
Acorda Therapeutics, Inc. (a)		2,285	75,062
Air Products & Chemicals, Inc.		1,576	149,862
Alkermes, Inc. (a)		6,535	119,721
Amgen, Inc. (a)		5,470	331,154
Bristol-Myers Squibb Co.		5,639	162,178
Colgate-Palmolive Co.		1,900	166,307
Ecolab, Inc.		2,350	128,968
Eli Lilly & Co.		5,175	199,134
Ferro Corp. (a)		6,345	83,119
Fresenius Medical Care AG & Co., KGaA - ADR		3,900	281,970
Gilead Sciences, Inc. (a)		4,450	185,743
Incyte Corp. (a)		4,070	72,161
Johnson & Johnson		3,276	220,442
Kao Corp. - ADR (a)		3,624	92,521
Merck & Co., Inc.		6,381	234,502
Monsanto Co.		1,100	78,144
Mosaic Co.		1,000	70,850
Novartis AG - ADR		4,400	283,888
Novo Nordisk AS - ADR		2,200	277,222
Onyx Pharmaceuticals, Inc. (a)		2,865	121,619
Pfizer, Inc.		11,423	245,023
PPG Industries, Inc.		675	59,873
Prestige Brands Holdings, Inc. (a)		7,305	94,308
Procter & Gamble Co.		3,656	244,952
Quidel Corp. (a)		5,070	77,774
Regeneron Pharmaceuticals, Inc. (a)		1,765	105,935
Roche Holding AG - ADR		8,000	351,360
Rockwood Holdings, Inc. (a)		2,365	124,375
Sanofi-Aventis SA - ADR		5,428	215,003
Shuffle Master, Inc. (a)		7,630	83,091
Sociedad Quimica y Minera de Chile SA - ADR		3,100	193,967
Watson Pharmaceuticals, Inc. (a)		1,000	64,350
West Pharmaceutical Services, Inc.		1,990	92,495
			5,327,092
Clothing and Clothing Accessories Stores - 0.70%
Citi Trends, Inc. (a)		2,005	33,484
DSW, Inc. (a)		2,575	129,136
Gap, Inc.		5,414	105,031
JOS A Bank Clothiers, Inc. (a)		1,715	97,927
TJX Cos., Inc.		2,475	131,224
			496,802
Computer and Electronic Product Manufacturing - 6.19%
Activision Blizzard, Inc.		7,325	87,827
ADTRAN, Inc.		2,030	87,006
Alcatel-Lucent - ADR (a)		59,029	334,693
Alere, Inc. (a)		2,673	106,920
Amkor Technology, Inc. (a)		10,255	65,529
Apple, Inc. (a)		2,027	705,051
Applied Micro Circuits Corp. (a)		7,585	80,249
Arris Group, Inc. (a)		5,670	64,014
Cisco Systems, Inc.		16,618	279,182
FARO Technologies, Inc. (a)		1,525	68,259
Hewlett-Packard Co.		2,339	87,432
Intel Corp.		5,903	132,877
International Business Machines Corp.		3,495	590,410
IPG Photonics Corp. (a)		1,065	80,035
IXYS Corp. (a)		5,280	73,339
L-3 Communications Holdings, Inc.		900	73,485
Motorola Solutions, Inc. (a)		1,460	69,890
Netgear, Inc. (a)		1,755	73,447
Northrop Grumman Corp.		3,178	207,491
NXP Semiconductors NV (a)		3,500	99,855
Plantronics, Inc.		2,265	82,854
Qualcomm, Inc.		1,950	114,251
Raytheon Co.		2,125	107,058
Rofin-Sinar Technologies, Inc. (a)		2,759	99,710
SanDisk Corp. (a)		3,950	187,704
Semtech Corp. (a)		3,345	95,734
Telefonaktiebolaget LM Ericsson - ADR		8,500	126,140
Viasat, Inc. (a)		1,690	74,816
Vishay Intertechnology, Inc. (a)		9,525	151,162
			4,406,420
Construction of Buildings - 0.24%
Sun Hung Kai Properties Ltd. - ADR		7,800	120,665
Tutor Perini Corp.		2,595	52,679
			173,344
Couriers and Messengers - 0.47%
PostNL NV - ADR		8,195	198,729
United Parcel Service, Inc.		1,825	134,119
			332,848
Credit Intermediation & Related Activities - 0.21%
Bank Of China Ltd. - ADR		11,200	150,080
Credit Intermediation and Related Activities - 5.47%
Ameriprise Financial, Inc.		3,202	196,059
Banco Santander Brasil SA - ADR		10,500	119,280
Bank of America Corp.		15,216	178,788
Bank Of New York Mellon Corp.		4,954	139,257
BNP Paribas - ADR		5,600	219,296
Citigroup, Inc. (a)		5,496	226,160
Credit Suisse Group AG - ADR		5,400	232,848
Discover Financial Services		7,260	173,078
Fifth Third Bancorp		11,902	155,440
Flushing Financial Corp.		4,860	65,221
Home Bancshares, Inc.		3,190	76,496
Independent Bank Corp.		2,165	64,171
JPMorgan Chase & Co.		7,860	339,866
Nordea Bank AB - ADR		12,500	148,000
PNC Financial Services Group, Inc.		3,439	214,662
Prosperity Bancshares, Inc.		2,425	106,094
Shinhan Financial Group Co. Ltd. - ADR		1,600	144,256
State Street Corp.		4,371	200,061
Texas Capital Bancshares, Inc. (a)		2,370	59,321
Trustmark Corp.		4,425	105,492
Turkiye Garanti Bankasi AS - ADR		23,500	105,750
US Bancorp		5,631	144,154
Visa, Inc.		2,450	198,597
Webster Financial Corp.		2,575	53,715
Wells Fargo & Co.		8,031	227,839
			3,893,901
Data Processing, Hosting and Related Services - 0.60%
AOL, Inc. (a)		4,135	85,057
Fiserv, Inc. (a)		2,225	143,557
InterXion Holding NV (a)		2,480	34,993
Knology, Inc. (a)		5,490	85,699
Rackspace Hosting, Inc. (a)		1,830	80,520
			429,826
Educational Services - 0.14%
ITT Educational Services, Inc. (a)		775	53,305
Lincoln Educational Services Corp.		3,140	45,938
			99,243
Electrical Equipment, Appliance, and Component Manufacturing - 1.11%
ABB Ltd. - ADR		5,654	152,093
Corning, Inc.		7,625	153,644
Schneider Electric SA - ADR		18,000	299,700
Valeo SA - ADR (a)		3,900	123,825
Whirlpool Corp.		750	62,850
			792,112
Fabricated Metal Product Manufacturing - 0.79%
Chart Industries, Inc. (a)		1,230	59,753
Ducommun, Inc.		3,240	63,601
Harsco Corp.		2,903	97,280
Silgan Holdings, Inc.		2,195	98,534
Stanley Black & Decker, Inc.		1,819	134,388
Timken Co.		2,000	103,241
			556,797
Food and Beverage Stores - 0.76%
Casey's General Stores, Inc.		2,860	118,547
Fresh Market, Inc. (a)		1,505	60,561
Koninklijke Ahold NV - ADR (a)		18,500	262,885
Kroger Co.		4,100	101,762
			543,755
Food Manufacturing - 1.71%
Givaudan SA - ADR		13,100	288,331
Hormel Foods Corp.		3,850	112,921
J&J Snack Foods Corp.		1,740	89,645
Kellogg Co.		3,077	175,358
Nestle SA - ADR		3,200	205,856
Smithfield Foods, Inc. (a)		5,600	117,320
Unilever NV - ADR		7,000	228,620
			1,218,051
Food Services and Drinking Places - 1.38%
AFC Enterprises, Inc. (a)		6,525	108,185
Brinker International, Inc.		4,950	127,611
Buffalo Wild Wings, Inc. (a)		945	59,195
CEC Entertainment, Inc.		2,000	81,380
Jack in the Box, Inc. (a)		2,365	52,527
McDonald's Corp.		1,775	144,733
Sodexo - ADR		3,500	270,024
Starbucks Corp.		3,850	141,642
			985,297
Forestry and Logging - 0.21%
Weyerhaeuser Co.		6,974	150,220
Furniture and Home Furnishings Stores - 0.15%
Williams-Sonoma, Inc.		2,725	106,684
Gasoline Stations - 0.14%
Susser Holdings Corp. (a)		6,795	97,440
General Merchandise Stores - 1.42%
Costco Wholesale Corp.		3,075	253,626
Kohls Corp.		1,400	74,536
O'Reilly Automotive, Inc. (a)		1,600	96,176
Target Corp.		5,675	281,084
Tesco PLC - ADR		9,600	199,680
Wal-Mart Stores, Inc.		1,859	102,654
			1,007,756
Health and Personal Care Stores - 0.98%
CVS Caremark Corp.		5,020	194,224
Express Scripts, Inc. (a)		4,150	247,174
Medco Health Solutions, Inc. (a)		950	56,867
Ulta Salon Cosmetics & Fragrance, Inc. (a)		1,180	66,056
Walgreen Co.		3,075	134,162
			698,483
Heavy and Civil Engineering Construction - 0.30%
Granite Construction, Inc.		1,755	48,245
KBR, Inc.		2,075	77,439
MYR Group, Inc. (a)		3,950	89,073
			214,757
Hospitals - 0.20%
HCA Holdings, Inc. (a)		4,051	141,339
Insurance Carriers and Related Activities - 2.35%
Aflac, Inc.		1,100	52,569
Alterra Capital Holdings Ltd.		2,906	66,112
Catalyst Health Solutions, Inc. (a)		2,165	132,130
Delphi Financial Group, Inc.		2,950	86,052
Harleysville Group, Inc.		2,020	64,701
Humana, Inc. (a)		1,975	159,047
MetLife, Inc.		4,543	200,346
ProAssurance Corp. (a)		1,320	92,809
Travelers Companies, Inc.		2,277	141,356
UnitedHealth Group, Inc.		4,700	230,064
Unum Group		6,228	163,858
Willis Group Holdings PLC		6,800	282,200
			1,671,244
Leather and Allied Product Manufacturing - 0.30%
Iconix Brand Group, Inc. (a)		3,760	92,872
Steven Madden Ltd. (a)		2,155	120,120
			212,992
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.02%
RPX Corp. (a)		540	15,606
Machinery Manufacturing - 3.46%
AAON, Inc.		2,650	89,305
Applied Materials, Inc.		17,320	238,669
Barnes Group, Inc.		3,505	84,506
Bucyrus International, Inc.		1,300	119,405
Canon, Inc. - ADR		3,600	172,728
Columbus McKinnon Corp. (a)		3,980	77,610
Cummins, Inc.		900	94,716
Deere & Co.		1,575	135,576
ESCO Technologies, Inc.		2,020	75,891
Esterline Technologies Corp. (a)		1,705	128,932
General Electric Co.		21,725	426,679
Joy Global, Inc.		1,150	103,098
Kadant, Inc. (a)		3,155	92,820
Kennametal, Inc.		1,800	75,114
Lam Research Corp. (a)		2,650	124,537
Lufkin Industries, Inc.		735	66,672
Makita Corp. - ADR (a)		3,800	160,816
Novellus Systems, Inc. (a)		3,825	138,733
Toro Co.		950	60,686
			2,466,493
Management of Companies and Enterprises - 1.07%
American Equity Invesment Life Holdings Co.		7,055	91,644
Boston Private Financial Holdings, Inc.		10,500	69,300
Bunzl PLC - ADR		3,500	225,261
Cardinal Financial Corp.		5,945	65,811
City Holding Co.		1,960	63,249
Dime Community Bancshares, Inc.		4,670	65,473
Foster Wheeler AG (a)		3,224	110,454
Park National Corp.		1,090	73,499
			764,691
Merchant Wholesalers, Durable Goods - 1.01%
AM Castle & Co. (a)		2,390	44,167
Anixter International, Inc.		1,575	106,612
Applied Industrial Technologies Inc.		2,970	105,791
Cie Generale des Etablissements Michelin - ADR		6,800	128,112
Covidien PLC		3,824	210,320
United Stationers, Inc.		1,715	126,944
			721,946
Merchant Wholesalers, Nondurable Goods - 0.41%
Acuity Brands, Inc.		1,410	85,953
Sara Lee Corp.		7,314	142,989
Sigma-Aldrich Corp.		850	59,747
			288,689
Mining (except Oil and Gas) - 2.75%
Arch Coal, Inc.		4,500	134,505
BHP Billiton Ltd. - ADR		1,900	181,298
Consol Energy, Inc.		1,943	99,618
Freeport-McMoRan Copper & Gold, Inc.		5,850	302,094
Goldcorp Inc New		3,050	152,714
New Gold, Inc. (a)		16,400	165,640
Newmont Mining Corp.		1,300	73,541
Potash Corp of Saskatchewan, Inc. - ADR		3,550	200,930
Rio Tinto PLC - ADR		3,500	245,420
Silver Wheaton Corp.		5,200	191,100
Teck Resources Ltd.		1,900	99,883
Vulcan Materials Co.		2,769	112,117
			1,958,860
Mining (Except Oil and Gas) - 0.20%
Fortescue Metals Group Ltd - ADR		4,100	142,434
Miscellaneous Manufacturing - 1.71%
Align Technology, Inc. (a)		4,745	116,253
Coach, Inc.		1,275	81,167
CONMED Corp. (a)		2,575	72,873
Cooper Cos., Inc.		1,000	74,910
CR Bard, Inc.		1,200	134,136
CryoLife, Inc. (a)		7,085	39,747
Haemonetics Corp. (a)		1,295	87,581
Intuitive Surgical, Inc. (a)		250	87,250
Kinetic Concepts, Inc. (a)		2,275	134,998
Medtronic, Inc.		4,001	162,840
Merit Medical Systems, Inc. (a)		6,540	128,315
SonoSite, Inc. (a)		2,700	96,417
			1,216,487
Motion Picture and Sound Recording Industries - 0.32%
Carmike Cinemas, Inc. (a)		3,980	28,895
Cinemark Holdings, Inc.		2,820	61,335
Corus Entertainment, Inc.		6,505	137,711
			227,941
Motor Vehicle and Parts Dealers - 0.11%
Advance Auto Parts, Inc.		1,250	77,625
Nonstore Retailers - 0.33%
eBay, Inc. (a)		5,381	167,725
IAC (a)		1,825	67,124
			234,849
Nursing and Residential Care Facilities - 0.08%
Sun Healthcare Group, Inc. (a)		5,810	57,926
Oil and Gas Extraction - 4.03%
Akzo Nobel NV - ADR		3,600	259,955
BASF SE - ADR		3,050	283,558
Baytex Energy Corp.		3,300	190,476
Berry Petroleum Co.		2,980	156,182
BG Group PLC - ADR		2,300	267,305
Canadian Natural Resources Ltd.		3,100	135,191
Carrizo Oil & Gas, Inc. (a)		3,260	124,565
Cenovus Energy, Inc.		6,900	255,921
El Paso Corp.		15,684	330,148
Hess Corp.		2,997	236,853
Penn West Petroleum Ltd.		5,200	134,784
Rosetta Resources, Inc. (a)		1,545	75,937
Swift Energy Co. (a)		2,455	96,310
Total SA - ADR		3,784	217,921
Whiting Petroleum Corp. (a)		1,600	107,360
			2,872,466
Other Information Services - 0.51%
Google, Inc. (a)		478	252,871
QuinStreet, Inc. (a)		4,210	65,087
WebMD Health Corp. (a)		1,000	47,680
			365,638
Paper Manufacturing - 0.37%
Abitibibowater, Inc. (a)		2,800	69,440
KapStone Paper & Packaging Corp. (a)		3,775	62,099
Rock-Tenn Co.		1,720	132,147
			263,686
Petroleum and Coal Products Manufacturing - 2.62%
Chevron Corp.		4,292	450,273
ConocoPhillips		2,425	177,559
Exxon Mobil Corp.		12,266	1,023,842
Murphy Oil Corp.		1,650	113,669
Owens Corning (a)		2,550	97,410
			1,862,753
Plastics and Rubber Products Manufacturing - 0.40%
Cooper Tire & Rubber Co.		3,505	84,681
Goodyear Tire & Rubber Co. (a)		4,234	75,069
Newell Rubbermaid, Inc.		6,930	123,423
			283,173
Primary Metal Manufacturing - 0.14%
Gibraltar Industries, Inc. (a)		7,780	101,607
Professional, Scientific, and Technical Services - 2.82%
Accenture PLC		2,070	118,797
AMN Healthcare Services, Inc. (a)		11,260	97,399
CRA International, Inc. (a)		1,770	49,560
ICON PLC - ADR (a)		3,300	84,447
Keyw Holding Corp. (a)		5,000	56,400
Mastercard, Inc.		625	179,406
Moody's Corp.		3,075	122,723
National CineMedia, Inc.		3,345	59,574
Omnicom Group, Inc.		3,061	143,163
Quality Systems, Inc.		1,065	91,675
Radiant Systems, Inc. (a)		4,040	84,840
SGS SA - ADR		14,600	289,372
SolarWinds, Inc. (a)		3,930	96,875
Synaptics, Inc. (a)		2,870	80,504
Syntel, Inc.		510	27,474
TeleTech Holdings, Inc. (a)		4,705	85,161
Tetra Tech, Inc. (a)		2,785	67,759
ValueClick, Inc. (a)		4,020	72,561
VMware, Inc. (a)		1,050	102,186
Vocus, Inc. (a)		3,505	95,476
			2,005,352
Publishing Industries (except Internet) - 2.88%
Intuit, Inc. (a)		3,100	167,307
LogMein, Inc. (a)		2,400	104,448
Microsoft Corp.		16,936	423,569
Oracle Corp.		16,710	571,816
Progress Software Corp. (a)		3,537	95,747
Reed Elsevier PLC - ADR		5,800	211,004
Sage Group PLC - ADR		7,800	148,746
SAP AG - ADR		3,700	230,029
SS&C Technologies Holdings, Inc. (a)		5,005	97,848
			2,050,514
Rail Transportation - 0.37%
Kansas City Southern (a)		1,675	98,641
Norfolk Southern Corp.		2,243	164,434
			263,075
Real Estate - 0.13%
Gafisa SA - ADR		8,500	93,840
Rental and Leasing Services - 0.06%
McGrath Rentcorp.		1,615	45,285
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.22%
Deutsche Boerse AG - ADR		35,500	280,095
GFI Group, Inc.		11,480	52,004
Legg Mason, Inc.		4,947	167,407
Piper Jaffray Cos. (a)		1,625	53,983
Raymond James Financial, Inc.		1,800	64,332
SEI Investments Co.		5,900	139,476
Waddell & Reed Financial, Inc.		2,875	110,975
			868,272
Sporting Goods, Hobby, Book, and Music Stores - 0.06%
Big 5 Sporting Goods Corp.		4,340	41,230
Support Activities for Mining - 1.32%
Complete Production Services, Inc. (a)		2,580	85,630
Key Energy Services, Inc. (a)		7,295	128,976
Pioneer Drilling Co. (a)		9,395	137,543
Schlumberger Ltd.		5,124	439,229
Subsea 7 SA - ADR		5,700	151,620
			942,998
Support Activities for Transportation - 0.19%
HUB Group, Inc. (a)		3,530	134,705
Telecommunications - 3.71%
Alaska Communications Systems Group, Inc.		5,530	49,881
AT&T, Inc.		9,177	289,625
Atlantic Tele-Network, Inc.		1,305	49,890
CenturyLink, Inc.		4,536	195,910
China Mobile Ltd. - ADR		4,100	187,657
Deutsche Telekom Ag - ADR		13,600	201,552
j2 Global Communications, Inc. (a)		3,300	95,667
KDDI Corp. - ADR (a)		3,500	250,950
MTN Group Ltd. - ADR		12,000	257,880
NTELOS Holdings Corp.		4,390	91,532
RigNet, Inc. (a)		3,795	63,339
Viacom, Inc.		5,430	273,726
Vodafone Group PLC - ADR		22,753	637,766
			2,645,375
Transportation Equipment Manufacturing - 1.84%
Autoliv, Inc.		2,425	186,676
Ford Motor Co. (a)		12,825	191,349
General Motors Co. (a)		4,091	130,135
Honeywell International, Inc.		3,091	184,069
Johnson Controls, Inc.		3,217	127,393
PACCAR, Inc.		2,400	120,000
Tenneco, Inc. (a)		2,530	105,628
Textron, Inc.		5,675	129,844
United Technologies Corp.		1,550	136,044
			1,311,138
Truck Transportation - 0.12%
JB Hunt Transport Services, Inc.		1,875	85,969
Utilities - 2.28%
Calpine Corp. (a)		10,341	163,284
Cleco Corp		2,375	83,339
Consolidated Edison, Inc.		1,400	74,284
Edison International		3,498	137,681
Linde AG - ADR		16,000	271,200
NorthWestern Corp.		1,685	55,723
PPL Corp.		7,004	197,443
Public Service Enterprise Group, Inc.		4,248	142,308
Siemens AG - ADR		2,864	383,346
UIL Holdings Corp.		1,740	57,646
Unitil Corp.		2,355	60,359
			1,626,613
Waste Management and Remediation Services - 0.09%
US Ecology, Inc.		3,550	62,267
Water Transportation - 0.04%
Box Ships, Inc. (a)		2,800	30,380
Wood Product Manufacturing - 0.15%
Koppers Holdings, Inc.		2,615	104,940
TOTAL COMMON STOCKS (Cost $43,750,644)			53,877,437

EXCHANGE-TRADED FUNDS - 21.38%
Guggenheim Frontier Markets ETF		3,296	75,643
iShares MSCI EAFE Index Fund		25,188	1,563,167
iShares MSCI United Kingdom Index Fund		79,556	1,484,515
iShares Russell Midcap Index Fund		6,799	759,652
iShares Russell 1000 Value Index Fund		71,116	4,959,630
iShares Russell 2000 Index Fund		20,947	1,776,934
SPDR S&P Emerging Markets SmallCap ETF		1,356	74,865
Vanguard MSCI Emerging Markets ETF		1,535	75,384
Vanguard MSCI European ETF		26,970	1,474,450
Vanguard MSCI Pacific ETF		26,372	1,480,260
Vanguard Total Stock Market ETF		21,510	1,504,625
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,156,750)			15,229,125

INVESTMENT COMPANIES - 0.12%
Apollo Investment Corp.		7,695	87,800
TOTAL INVESTMENT COMPANIES (Cost $76,387)			87,800

REAL ESTATE INVESTMENT TRUSTS - 1.06%
BioMed Realty Trust, Inc.		2,465	50,508
DuPont Fabros Technology, Inc.		3,445	90,052
EastGroup Properties, Inc.		2,085	97,807
Entertainment Properties Trust		2,085	101,289
Home Properties, Inc.		1,820	112,658
Lasalle Hotel Properties		1,685	47,146
Sabra Health Care REIT, Inc. (a)		4,360	75,908
Sovran Self Storage, Inc.		2,365	99,235
Tanger Factory Outlet Centers		2,875	78,948
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $599,348)			753,551

		Principal
		Amount	Value
SHORT TERM-INVESTMENTS - 1.55%
Money Market Funds - 1.55%
Fidelity Institutional Government Portfolio		$1,106,368	1,106,368
TOTAL SHORT-TERM INVESTMENTS (Cost $1,106,368)			1,106,368

Total Investments (Cost $58,689,497) - 99.76%			71,054,281
Other Assets in Excess of Liabilities - 0.24%			173,854
TOTAL NET ASSETS - 100.00%			$71,228,135

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$58,689,497
Gross unrealized appreciation	13,084,716
Gross unrealized depreciation	(719,932)
Net unrealized appreciation	$12,364,784

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$53,477,156	$400,281	$-	$53,877,437
Exchange-Traded Funds	15,229,125	-	-	15,229,125
Investment Companies	87,800	-	-	87,800
Real Estate Investment Trusts	753,551	-	-	753,551
Total Equity	69,547,632	400,281	-	69,947,913

Short-Term Investments	1,106,368	-	-	1,106,368

Total Investments in Securities	$70,654,000	$400,281	$-	$71,054,281

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
The Fund held no Level 3 securities during the period ended May 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging during the period ended May 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date   7/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Joseph Neuberger
  Joseph Neuberger, President

Date    7/26/11

By       /s/ John Buckel
 John Buckel, Treasurer

Date    7/26/11